Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 061	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Master trust, current value	$ 244,537,069
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	73,226
Notes receivable from participants, current value	2,267,542
Total current value	$ 246,877,837
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%